Cover	Apr. 18, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2024
Entity File Number	001-40878
Entity Registrant Name	IX ACQUISITION CORP.
Entity Central Index Key	0001852019
Entity Tax Identification Number	98-1586922
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	53 Davies Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1K 5JH
City Area Code	203
Local Phone Number	908-0450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	IXAQU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	IXAQ
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	IXAQW
Security Exchange Name	NASDAQ